Note 8 - Disclosure of financial instruments and risk management - Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Financial liabilities	€ 6,146	€ 6,353
Current financial liabilities	532	472
Security deposits [member]
Statement Line Items [Line Items]
Noncurrent financial assets	91	91
Security deposits [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
financial assets, fair value	75	89
Other assets [member]
Statement Line Items [Line Items]
Noncurrent financial assets	2
PayPal reserve [member]
Statement Line Items [Line Items]
Current financial assets	396	6,000
Receivables from payment providers and deposits [member]
Statement Line Items [Line Items]
Current financial assets	269	169
Debtor creditors [member]
Statement Line Items [Line Items]
Current financial assets	147	26
Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets	44	20
Trade receivable, affiliated company [member]
Statement Line Items [Line Items]
Current financial assets	1	11
Other [member]
Statement Line Items [Line Items]
Current financial assets	106	7
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Current financial assets	89,774	132,939
Loan and participation rights, noncurrent [member]
Statement Line Items [Line Items]
Financial liabilities	3,740	3,718
Loan and participation rights, noncurrent [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	3,387	3,466
Lease liabilities, noncurrent [member]
Statement Line Items [Line Items]
Financial liabilities	2,406	2,635
Loan and participation rights, current [member]
Statement Line Items [Line Items]
Current financial liabilities	98	31
Lease liabilities, current [member]
Statement Line Items [Line Items]
Current financial liabilities	435	441
Trade payables [member]
Statement Line Items [Line Items]
Current financial liabilities	8,670	6,866
Other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	7,089	€ 1,001
Contract liabilities [member]
Statement Line Items [Line Items]
Current financial liabilities	€ 115